CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATIONS OF CREDIT RISK

	As of		As of
	December 31,		December 31,
	2023		2022
Customer		% of			% of
	Amount	Total	Amount		Total
A	$997,506	39.39%	$	*	* %
B	553,800	21.87%		518,907	16.98%
C	479,511	18.93%		*	* %
D	*	* %		1,508,419	49.35%
E	*	* %		537,601	17.59%
Total	$2,030,817	80.19%		$2,564,927	83.92%

The following table sets forth information as to each customer that accounted for 10% or more of total revenue for the years ended December 31, 2023 and 2022.

	Year ended December 31,
	2023		2022
Customer		% of			% of
	Amount	Total	Amount		Total
A	$1,951,384	12.61%	$	*	* %
B	1,611,111	10.41%		3,176,560	17.36%
Total	$3,562,495	23.02%		$3,176,560	17.36%

The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable for the years ended December 31, 2023 and 2022.

	As of			As of
	December 31,			December 31,
	2023			2022
Suppliers		% of				% of
	Amount	Total		Amount		Total
A	$829,815	89.25%		$	*	* %
B	*	*	%		403,026	22.45%
C	*	*	%		299,694	16.69%
D	*	*			249,164	13.88%
Total	$829,815	89.25%			951,884	53.02%

*	represented the percentage below 10%

There following table sets forth information as to each supplier that accounted for 10% or more of total purchase during the year ended December 31, 2023 and 2022.

	Year ended December 31,
	2023		2022
Suppliers		% of			% of
	Amount	Total	Amount		Total
A	$2,607,552	18.25%	$	*	*	%
B	1,706,583	11.95%		*	*	%
Total	$4,314,135	30.20%		*	*	%